Financial instruments and risk management - Average monthly net borrowings and effective interest rate (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 11,277	£ 9,091	£ 7,892
Effective interest rate	2.40%	2.60%	3.50%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 10,393	£ 9,063	£ 8,771